                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. [__]

[X] Post-Effective Amendment No. 1 (File No. 333-146687)

(Check Appropriate Box or Boxes)

                   RiverSource Tax-Exempt Income Series, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

              5228 Ameriprise Financial Center Minneapolis MN 55474
                  (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This Post-Effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A.

     Part A is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 on or about November 26, 2007.

Part B.

     Part B is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 on or about November 26, 2007.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a) Articles of Incorporation, dated October 17, 1988, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 2-63552, are incorporated by reference.

(1)(b) Articles of Incorporation amended June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-63552, are incorporated by reference.

(1)(c) Articles of Incorporation amended November 14, 2002, filed electronically on or about Jan. 27, 2004 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-63552 is incorporated by reference.

(1)(d) Articles of Amendment, dated April 21, 2006, filed electronically on or about Jan. 26, 2007 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 48 to Registration Statement No. 2-63552 are incorporated by reference.

(2)     By-laws, as amended January 11, 2001, filed electronically as Exhibit
        (b) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-63552, are incorporated by reference.

(3)     Not applicable.

(4) Form of Agreement and Plan of Reorganization is included as Exhibit A to Part A of this Registration Statement.

(5)     Not applicable.

(6) Investment Management Services Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about Jan. 26, 2007 as Exhibit (d) to Registrant's Post-Effective Amendment No. 48 to Registration Statement No. 2-63552 is incorporated by reference.

(7)(a) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(7)(b) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(7)(c) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(8)     Not applicable.

(9)(a) Custody Agreement, dated Nov. 10, 2005, between Registrant and U.S. Bank National Association filed electronically on or about Jan. 27, 2006 as Exhibit (g) to AXP High Yield Tax-Exempt Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-63552 is incorporated by reference.

(9)(b) Amendment, dated July 13, 2006, to the Custody Agreement between Registrant and U.S. Bank National Association filed electronically on or about Oct. 25, 2006 as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 62 to Registration Statement No. 2-51586 is incorporated by reference.

(10)(a) Plan and Agreement of Distribution, dated Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (m)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51568 is incorporated by reference.

(10)(b) Rule 18f - 3(d) Plan, amended and restated as of Sept. 11, 2007, filed electronically on or about Oct. 30, 2007 as Exhibit (n) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51568 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about Nov. 26, 2007 as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 is incorporated by reference.

(12)(a) Tax opinion for the merger of RiverSource Massachusetts Tax-Exempt Fund into RiverSource Tax-Exempt High Income Fund is filed electronically herewith as Exhibit (12)(a) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146687.

(12)(b) Tax opinion for the merger of RiverSource Michigan Tax-Exempt Fund into RiverSource Tax-Exempt High Income Fund is filed electronically herewith as Exhibit (12)(b) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146687.

(12)(c) Tax opinion for the merger of RiverSource Ohio Tax-Exempt Fund into RiverSource Tax-Exempt High Income Fund is filed electronically herewith as Exhibit (12)(c) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146687.

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (h)(1) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(13)(b) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Service Corporation filed electronically on or about Oct. 30, 2007 as Exhibit
        (h)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(13)(c) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(13)(d) Master Fee Cap/Fee Waiver Agreement, dated, Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc., RiverSource Distributors, Inc. and the RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(8) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(14)(a) Consent of Independent Registered Public Accounting Firm (KPMG LLP) for RiverSource Tax-Exempt High Income Fund, dated Nov. 20, 2007, filed electronically on or about Nov. 26, 2007 as Exhibit (14)(a) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 is incorporated by reference.

(14)(b) Consent of Independent Registered Public Accounting Firm (KPMG LLP) for RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund, dated Oct. 29, 2007, filed electronically on or about Oct. 30, 2007, as Exhibit (j)(2) to RiverSource Special Tax-Exempt Series Trust. Post-Effective Amendment No. 45 to Registration Statement No. 33-5102 is incorporated by reference.

(14)(c) Consent of Independent Registered Public Accounting Firm (Ernst & Young
        LLP) for RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund, dated Nov. 20, 2007, filed electronically on or about Nov. 26, 2007 as Exhibit (14)(c) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 is incorporated by reference.

(15)    Financial Statements: Not applicable.

(16) Directors Power of Attorney to sign this Registration Statement and its amendments, dated Sept. 11, 2007, filed electronically on or about Oct. 12, 2007 as Exhibit (16) to Registration Statement No. 333-146687 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(17)(b) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and Registrant's principal underwriter, dated Jan. 2007 and April 2006, filed electronically on or about Jan. 26,

        2007 as Exhibit (p)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 are incorporated by reference.

(17)(c) Prospectus, dated Jan. 29, 2007, for RiverSource Tax-Exempt High Income Fund filed electronically on or about Nov. 26, 2007 as Exhibit (17)(c) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 is incorporated by reference.

(17)(d) Statement of Additional Information, dated Nov. 29, 2007, for RiverSource Tax-Exempt High Income Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund filed electronically on or about Nov. 26, 2007 as Exhibit (17)(d) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 is incorporated by reference.

(17)(e) Annual Report for the period ended Nov. 30, 2006 for RiverSource Tax-Exempt High Income Fund filed electronically on or about Nov. 26, 2007 as Exhibit (17)(e) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 is incorporated by reference.

(17)(f) Semiannual Report for the period ended May 31, 2007 for RiverSource Tax-Exempt High Income Fund filed electronically on or about Nov. 26, 2007 as Exhibit (17)(f) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 is incorporated by reference.

(17)(g) Prospectus, dated Oct. 30, 2007, for RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund filed electronically on or about Nov. 26, 2007 as Exhibit (17)(g) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 is incorporated by reference.

(17)(h) Annual Report for the period ended Aug. 31, 2007 for RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund filed electronically on or about Nov. 26, 2007 as Exhibit (17)(h) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146687 is incorporated by reference.

Item 17. Undertakings.

     None.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, RiverSource Tax-Exempt Income Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned duly authorized in the City of Minneapolis, and State of Minnesota on the 28th day of April, 2008.

RIVERSOURCE TAX-EXEMPT INCOME
SERIES, INC.


By  /s/ Patrick T. Bannigan
    ---------------------------------
    Patrick T. Bannigan
    President


By  /s/ Jeffrey P. Fox
    ---------------------------------
    Jeffrey P. Fox
    Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of April, 2008.

Signature                               Capacity
---------                               --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors Power of Attorney, dated Sept. 11, 2007, filed electronically on or about Oct. 12, 2007 as Exhibit (16) to Registration Statement No. 333-146687, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(12)(a) Tax opinion for the merger of RiverSource Massachusetts Tax-Exempt Fund into RiverSource Tax-Exempt High Income Fund.

(12)(b) Tax opinion for the merger of RiverSource Michigan Tax-Exempt Fund into RiverSource Tax-Exempt High Income Fund.

(12)(c) Tax opinion for the merger of RiverSource Ohio Tax-Exempt Fund into RiverSource Tax-Exempt High Income Fund.